Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Land, furniture and equipment:
Beginning balance	$ 184,590
Ending balance	171,004	$ 184,590
Land
Land, furniture and equipment:
Beginning balance	239	302,323
Foreign currency translation	(46)	(35)
Disposals transfers		(302,049)
Ending balance	193	239
Furniture & equipment
Land, furniture and equipment:
Beginning balance	121,365	117,062
Foreign currency translation	(1,051)	131
Additions	14,578	6,201
Disposals transfers	(3,133)	(2,029)
Ending balance	131,759	121,365
Machinery & equipment
Land, furniture and equipment:
Beginning balance	159,049	143,618
Foreign currency translation	(7,345)	3,916
Additions	9,082	11,515
Ending balance	160,786	159,049
Computer equipment
Land, furniture and equipment:
Beginning balance	86,680	71,571
Foreign currency translation	(4,754)	2,303
Additions	16,845	12,806
Ending balance	98,771	86,680
Transportation equipment
Land, furniture and equipment:
Beginning balance	36,068	33,269
Foreign currency translation	(1,931)	917
Additions	5,292	1,882
Ending balance	39,429	36,068
Improvements to leased premises
Land, furniture and equipment:
Beginning balance	83,488	63,450
Foreign currency translation	(3,500)	1,943
Additions	13,012	19,268
Disposals transfers		(1,173)
Ending balance	93,000	83,488
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(302,299)	(226,908)
Foreign currency translation	13,703	757
Additions	(64,338)	(78,053)
Disposals transfers		1,905
Ending balance	(352,934)	(302,299)
Gross carrying amount
Land, furniture and equipment:
Beginning balance	184,590	504,385
Foreign currency translation	(4,924)	9,932
Additions	(5,529)	(26,381)
Disposals transfers	(3,133)	(303,346)
Ending balance	$ 171,004	$ 184,590